Variable Interest Entities (Assets And Liabilities Of Non Consolidated Variable Interest Entities) (Detail) (Non-consolidated VIEs [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Variable Interest Entity [Line Items]
Total assets	¥ 133,874,423	¥ 127,720,042
Maximum exposure	14,671,579	12,853,477
On-balance sheet assets, Total assets	11,470,700	10,371,550
On-balance sheet assets, Trading account assets	772,214	571,202
On-balance sheet assets, Investment securities	2,798,186	2,534,953
On-balance sheet assets, Loans	7,886,104	7,255,293
On-balance sheet assets, All other assets	14,196	10,102
On-balance sheet liabilities, Total liabilities	281	7,601
On-balance sheet liabilities, All other liabilities	281	7,601
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	18,002,191	16,114,320
Maximum exposure	4,059,678	3,826,653
On-balance sheet assets, Total assets	3,009,232	2,879,545
On-balance sheet assets, Trading account assets	2,092	1,851
On-balance sheet assets, Investment securities	517,418	512,835
On-balance sheet assets, Loans	2,489,722	2,364,858
On-balance sheet assets, All other assets		1
On-balance sheet liabilities, Total liabilities	231	217
On-balance sheet liabilities, All other liabilities	231	217
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	17,276,995	24,216,292
Maximum exposure	1,217,596	844,762
On-balance sheet assets, Total assets	1,116,918	735,423
On-balance sheet assets, Trading account assets	170,794	100,099
On-balance sheet assets, Investment securities	487,736	300,295
On-balance sheet assets, Loans	445,917	326,860
On-balance sheet assets, All other assets	12,471	8,169
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	33,835,436	27,811,920
Maximum exposure	3,917,771	3,305,869
On-balance sheet assets, Total assets	2,901,266	2,586,162
On-balance sheet assets, Trading account assets	205,584	138,023
On-balance sheet assets, Investment securities	78,182	84,964
On-balance sheet assets, Loans	2,615,775	2,361,243
On-balance sheet assets, All other assets	1,725	1,932
On-balance sheet liabilities, Total liabilities		1,788
On-balance sheet liabilities, All other liabilities		1,788
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	9,948,141	9,106,418
Maximum exposure	2,282,414	2,132,268
On-balance sheet assets, Total assets	2,103,032	2,034,180
On-balance sheet assets, Trading account assets	269,025	202,209
On-balance sheet assets, Investment securities	1,600,228	1,536,859
On-balance sheet assets, Loans	233,779	295,112
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	17,032	26,795
Maximum exposure	13,426	23,680
On-balance sheet assets, Total assets	12,740	22,940
On-balance sheet assets, Loans	12,740	22,940
On-balance sheet liabilities, Total liabilities		5,471
On-balance sheet liabilities, All other liabilities		5,471
Others [Member]
Variable Interest Entity [Line Items]
Total assets	54,794,628	50,444,297
Maximum exposure	3,180,694	2,720,245
On-balance sheet assets, Total assets	2,327,512	2,113,300
On-balance sheet assets, Trading account assets	124,719	129,020
On-balance sheet assets, Investment securities	114,622	100,000
On-balance sheet assets, Loans	2,088,171	1,884,280
On-balance sheet liabilities, Total liabilities	50	125
On-balance sheet liabilities, All other liabilities	¥ 50	¥ 125